Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 26, 2018	Jan. 25, 2018	Sep. 30, 2017	Sep. 30, 2016
Subsequent Event (Textual)
Ordinary shares issued			1,405,000	1,405,000
Ordinary shares par value			$ 0.01	$ 0.01
Ordinary shares authorized			100,000,000	100,000,000
Subsequent Event [Member]
Subsequent Event (Textual)
Repayment of related parties	$ 6,986
Repayment of related party, current
Repayment of related party, noncurrent
Subsequent Event [Member] | AEA [Member] | C Media [Member]
Subsequent Event (Textual)
Ordinary shares issued		185,412,599
Ordinary shares par value		$ 0.01
Preferred shares issued		1,000,000
Subsequent Event [Member] | AEA [Member] | Shareholders [Member]
Subsequent Event (Textual)
Preferred shares authorized		1,000,000
Ordinary shares authorized		250,000,000